CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash flows from operating activities
Loss for the year	$ (2,928,742)	$ (3,723,784)	$ (2,243,560)
Adjustments to reconcile loss to net cash used in operating activities
Depreciation	151,357	175,075	185,348
Share-based payments	687,816	1,172,152	450,912
Impairment of exploration and evaluation assets	0	452,251	0
Accretion expense on government loan	970	985	623
Fair value gain on government loan	0	0	(5,062)
Gain on derivative instruments	0	0	(31,888)
Interest on lease obligation	2,365	9,320	21,393
Other non-cash adjustments	0	(1,940)	0
Changes in non-cash working capital
Advances receivable and prepaid expenses	(14,983)	(108,526)	(172,772)
Due to/from related parties	(359,192)	(476,043)	(692,018)
Employee retention allowance	(11,841)	792	3,640
Accounts payable	(993,788)	772,927	379,196
Accrued liabilities	599,057	(137,971)	33,082
Net cash used in operating activities	(2,866,981)	(1,864,762)	(2,071,106)
Cash flows from investing activities
Acquisition of additional interest in subsidiary	0	0	(140,000)
Acquisition of property, plant and equipment	(2,896)	(943,110)	0
Expenditures on exploration and evaluation assets	(2,365,943)	(7,072,338)	(2,796,013)
Net cash used in investing activities	(2,368,839)	(8,015,448)	(2,936,013)
Cash flows from financing activities
Proceeds from share issuances, net of issuance costs	5,097,804	10,008,154	5,383,914
Loans (repaid) received	307,086	(11,534)	15,316
Principal repayment of lease obligation	(141,049)	(218,880)	(213,183)
Net cash provided from financing activities	5,263,841	9,777,740	5,186,047
Net increase in cash and cash equivalents during the year	28,021	(102,470)	178,928
Cash and cash equivalents, beginning of the year	154,154	256,624	77,696
Cash and cash equivalents, end of the year	$ 182,175	$ 154,154	$ 256,624